SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Trade payable	$ 175,669	$ 188,862
Salary payable	423,000	393,000
Accrued interest	133,572	101,769
Other current liabilities	315,303	265,020
Accounts payable and accrued liabilities	$ 1,047,544	$ 948,651